Contingencies and Commitments	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of commitments and contingent liabilities [text block]

Note 35
Contingencies and Commitments

Services agreements

The total amount of the Company’s obligations with third parties relating to services agreements that cannot be terminated is detailed as follows:

Services agreements not to be terminated	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Within 1 year	67,601,086	60,241,434
Between 1 and 5 years	92,254,016	58,040,557
Over 5 years	-	7,351,834
Total	159,855,102	125,633,825

Purchase and supply agreements

The total amount of the Company’s obligations to third parties relating to purchase and supply agreements as of
December 31, 2021
is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	236,385,004	3,080,530
Between 1 and 5 years	1,016,052,951	27,665,265
Over 5 years	83,747,767	-
Total	1,336,185,722	30,745,795

Capital investment commitments

As of
December 31, 2021
, the Company had capital investment commitments related to Property, Plant and Equipment and Intangibles (software) for approximately ThCh$
75,498,297.

Litigation

The following are the most significant proceedings faced by the Company and its subsidiaries in Chile, including all those
present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000 and US$ 15,000 for cases of foreign subsidiaries.
Those losses contingencies for which an estimate cannot be made have been also considered.
Trials and claim

Subsidiary	Court	Description	Status	Estimated accrued loss contingency
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	First instance sentence.	US$ 18,000 (ThCh$ 15,204)
Compañía Industrial Cervecera S.A. (CICSA)	Commercial Court.	Distributor claim for to the termination of distribution agreeent.	Proceedings in administrative or judicial stage.	US$ 131,000 (ThCh$ 110,654)
Sáenz Briones & Cía. S.A.I.C.	Labur Court.	Labor trial.	Evidentiary stage.	US$ 69,000 (ThCh$ 58,284)
Distribuidora del Paraguay S.A.	Labur Court.	Labor trial.	The claim was contested and the statute of limitations exception was opposed.	US$ 63,178 (ThCh$ 53,366)
Bebidas del Paraguay S.A.	Labur Court.	Labor trial.	The claim was contested and the statute of limitations exception was opposed.	US$ 16,447 (ThCh$ 13,893)

The Company and its subsidiaries have established provisions to allow for such contingencies for ThCh$
576,587
and ThCh$
538,388
as of
December 31, 2021 and 2020
, respectively (See
Note 24 – Other provisions
).

Tax processes

At the date of issue of these consolidated financial statements, there is no tax litigation that involves significant passive or taxes in claim different to mentioned in
Note 25 – Income Tax
.

Guarantees

As of December 31, 2020, CCU and its subsidiaries have not granted direct guarantees as part of their usual financing operations. However, indirect guarantees have been constituted, in the form of stand-by and general security product of financing. The main terms of the indirect guarantees constituted are detailed below:
The joint venture Central Cervecera de Colombia S.A.S. (CCC) maintains financial debt with local banks in Colombia, guaranteed by the subsidiary CCU Inversiones II SpA. through stand-by letters issued by Scotiabank Chile and they are within the financing policy framework approved by Board of Directors, according to the following detail:

Institution	Amount	Due date
Banco Colpatria	US$ 27,200,000	June 24, 2022
Banco Colpatria	US$ 4,000,000	July 21, 2022
Banco Colpatria	US$ 13,500,000	August 1, 2022

The indirect associate Bodega San Isidro S.R.L. maintains financial debt with local bank in Peru, which is endorsed by the subsidiary Compañía Pisquera de Chile S.A. through a stand-by letter issued by the Banco del Estado de Chile, this is within the financing policy approved by the Board, and is detailed as follow:

Institution	Amount	Due date
Banco Crédito de Perú	US$ 2,600,000	December 21, 2022

-	Additionally, the Company presents the following guarantees:

a)
Through private instrument dated May 20, 2021, the Company undertakes to maintain a direct or indirect shareholding that allows it to control its Uruguayan subsidiary Milotur S.A., until whichever happens first of: (i) a period of 3 years from the date of the aforementioned document or (ii) the fulfillment by Milotur S.A. of all its obligations under the credit agreement or agreements that have been signed by it with Citigroup Inc., or one of its agencies, subsidiaries or related companies, for a total amount of up to UYU 30,000,000 (Uruguayan pesos) and up to US$ 1,000,000 in its equivalent in other currencies.

b)
The Company, through a private notarized document dated July 28, 2017, is required to maintain a direct or indirect participation of at least 50.1% of its subsidiary Compañía Pisquera de Chile S.A., allowing the Company to control its subsidiary during the period of validity of the bank loan with Banco del Estado de Chile for a total of ThCh $ 16,000,000, maturing on July 27, 2022.